23. Leases (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases
Movement of leasing obligation, balance at beginnning	R$ 5,787	R$ 5,267
Additions	807	519
Remeasurement	838	853
Accrued interest	862	985
Exchange and monetary variation		1
Payments	(1,498)	(1,743)
Anticipated lease contract termination	(116)	(80)
Business combination	1,817
Exchange rate changes	33
Deconsolidation Via Varejo	137
Liabilities related to assets held for sale and discontinued operations		(15)
Movement of leasing obligation, balance at end	8,667	5,787
Current	937	507	R$ 445
Noncurrent	R$ 7,730	R$ 5,280	R$ 4,822